Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net income for the period	$ 13,183,829	$ 2,588,391
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	3,725,214	3,250,941
Share based compensation	62,233	228,518
Unrealized foreign exchange loss on time deposits	46,365	0
(Gain)/loss on warrants	2,030,240	(508,232)
Non-cash lease expense	24,751	33,002
Changes in operating assets and liabilities:
(Increase)/decrease in Trade and other receivables	(7,471,963)	(2,866,717)
(Increase)/decrease in Other current assets	48,549	(27,891)
(Increase)/decrease in Inventories	(1,905,142)	(258,085)
(Increase)/decrease in Advances and prepayments	4,942	3,758
Increase/(Decrease) in Trade accounts payable	1,301,675	442,559
Increase/(Decrease) in Changes in operating lease liabilities	(24,751)	(33,002)
Increase/(Decrease) in Payable to related parties	1,769,249	189,723
Increase/(Decrease) in Accrued liabilities	190,961	(48,541)
Increase/(Decrease) in Deferred income	(157,640)	(46,441)
Net cash provided by operating activities	12,828,512	2,947,983
Cash flows from investing activities
Payments for acquisition and capitalized expenses of vessel	0	(161,900)
Increase in bank time deposits	(47,456,757)	(1,600,000)
Maturity of bank time deposits	29,224,391	7,948,706
Net cash provided by/(used in) investing activities	(18,232,366)	6,186,806
Cash flows from financing activities
Proceeds from equity offering	2,632,693	0
Repayment of seller financing	0	(13,381,000)
Proceeds from exercise of warrants	3,564,962	660,806
Stock issuance costs	(289,234)	0
Dividends paid on preferred shares	(383,333)	(379,167)
Net cash (used in)/provided by financing activities	5,525,088	(13,099,361)
Net (decrease)/increase in cash and cash equivalents	121,234	(3,964,572)
Cash and cash equivalents at beginning of period	616,640	4,640,343
Cash and cash equivalents at end of period	737,874	675,771
Supplemental Cash Flow Information
Cash paid for interest in relation to seller financing	0	1,190,000
Non-cash Financing Activities
Non cash financing activity - Cashless exercise of Class B2 and Class C2 warrants	712,166	0
Non cash investing activity - Vessel acquisition included in payable to related parties	22,329,000	0
Series A Preferred Stock [Member]
Non-cash Financing Activities
Non cash financing activity - Dividends on preferred shares Series A included in payable to related parties	$ 347,917	$ 160,416